Equity Incentive Plans and Share-Based Payments (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant fair value		$ 29.28	$ 49.55
Unrecognized compensation cost		$ 2.2
Compensation cost recognized, weighted average period		2 years 3 months 18 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost		$ 0.6
Compensation cost recognized, weighted average period		1 year 4 months 24 days
Share based compensation vested in period, fair value		$ 0.8	$ 0.0
Selling, General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses		0.8	0.8
Selling, General and Administrative Expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses		$ 1.0	$ 0.1
Two Thousand Twenty One Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remain eligible for issuance shares			137,500
Share-based payment award, terms of award			10 years for stock options issued under the 2021 Plan
Number of shares available for future issuance		154,359
Two Thousand Twenty One Omnibus Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for future awards, increased	129,490
Two Thousand Twenty One Omnibus Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for future awards, increased	266,990